Securitized Vacation Ownership Debt (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Long-term and short-term securitized vacation ownership debt
Long term debt including current maturities	$ 449	$ 532
Less current maturities	(117)	(130)
Long-term securitized vacation ownership debt	332	402
2005 securitization, interest rates ranging from 5.25% to 6.29%, maturing 2018 [Member]
Long-term and short-term securitized vacation ownership debt
Long term debt including current maturities	29	37
2006 securitization, interest rates ranging from 5.28% to 5.85%, maturing 2018 [Member]
Long-term and short-term securitized vacation ownership debt
Long term debt including current maturities	22	27
2009 securitization, interest rate at 5.81%, maturing 2016 [Member]
Long-term and short-term securitized vacation ownership debt
Long term debt including current maturities	77	92
2010 securitization, interest rates ranging from 3.65% to 4.75%, maturing 2021 [Member]
Long-term and short-term securitized vacation ownership debt
Long term debt including current maturities	163	190
2011 securitization, interest rates ranging from 3.67% to 4.82%, maturing 2026 [Member]
Long-term and short-term securitized vacation ownership debt
Long term debt including current maturities	$ 158	$ 186